Accounts receivable - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customer trade receivables	$ 52,058	$ 83,175
Holdback receivable (note 6)	10,737	0
Other receivables	6,347	6,709
Income tax receivable	613	1,369
Allowance for credit losses	(4,224)	(4,847)
Accounts receivable	73,054	88,077
Related Party
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 7,523	$ 1,671